RESTRICTED CASH (Details) $ in Millions	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021	Jun. 30, 2021 Rate	Jun. 30, 2021 very_large_crude_carrier	Jun. 30, 2021 vessels	Dec. 31, 2020 USD ($) vessels
Restricted Cash and Cash Equivalents Items [Line Items]
Cash required to be maintained for covenant compliance	$ 102.8					$ 103.5
Cash required to be maintained for covenant compliance, percentage		100.00%	50.00%			100.00%
Finance lease, number of leased assets | vessels					2	2
Cash buffer per vessel, covenant compliance	2.0
Interest rate swap
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	1.1					$ 13.4
SFL
Restricted Cash and Cash Equivalents Items [Line Items]
Finance lease, number of leased assets | very_large_crude_carrier				2
Cash surplus required for vessel leasing agreements	$ 5.3					$ 15.6